Revenue Recognition and Accounts Receivable - Schedule of Estimated Co-Pay Assistance Reflected and Included in the Gross-to-Net Adjustments (Details) - USD ($)	3 Months Ended			12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenue Recognition and Accounts Receivable [Abstract]
Gross Product Revenue	$ 4,878,720
Gross-to-net adjustments:	934,609
Net Revenue	$ 3,944,111	$ 3,944,111